Stradley Ronon Stevens & Young, LLP 2000 K Street, N.W., Suite 700 Washington, D.C. 20006 Telephone 202-822-9611 Fax 202-822-0140 www.stradley.com

Cillian M. Lynch, Esq.
202.419.8416
clynch@stradley.com
1933 Act Rule 497(j)
1933 Act File No. 033-20673
1940 Act File No. 811-05514

November 22, 2021

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Wilmington Funds (the “Registrant”)
File Nos. 033-20673 and 811-05514
Rule 497(j) filing

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this letter serves as certification that the forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from those contained in Post-Effective Amendment Nos. 161/162 (the “Amendment”) to the Registration Statement of the Registrant, which was electronically filed with the U.S. Securities and Exchange Commission on November 17, 2021.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, to Jessica D. Burt, Esq. at (202) 419-8409.

Very truly yours,

/s/ Cillian M. Lynch
Cillian M. Lynch, Esquire

A Pennsylvania Limited Liability Partnership